Note 21 - Fair Value of Financial Instruments - Estimated Fair Value of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Securities available for sale	$ 107,592	$ 79,859
Equity securities	167	121
Loans receivable, net	596,392	586,688
Reported Value Measurement [Member]
Cash and cash equivalents	44,399	20,709
Securities available for sale	107,592	79,859
Equity securities	167	121
Loans held for sale	3,606	3,444
Loans receivable, net	596,392	586,688
FHLB stock	854	867
Accrued interest receivable	2,251	2,356
Deposits	673,870	623,352
Accrued interest payable	420	346
Commitments to extend credit	14	40
Commitments to sell loans	(16)	(56)
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	44,399	20,709
Securities available for sale	107,592	79,859
Equity securities	167	121
Loans held for sale	3,606	3,444
Loans receivable, net	600,863	578,978
FHLB stock	854	867
Accrued interest receivable	2,251	2,356
Deposits	673,945	623,439
Accrued interest payable	420	346
Commitments to extend credit	14	40
Commitments to sell loans	(16)	(56)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	44,399
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	107,592
Equity securities	167
Loans held for sale	3,606
Loans receivable, net	600,863
FHLB stock	854
Accrued interest receivable	2,251
Deposits	673,945
Accrued interest payable	420
Portion at Other than Fair Value Measurement [Member]
Commitments to extend credit	178,804	146,978
Commitments to sell loans	$ 10,098	$ 7,289